OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA - Geographic area data (Details) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 United States USD ($)	Dec. 31, 2012 United States CNY	Dec. 31, 2011 United States CNY	Dec. 31, 2010 United States CNY	Dec. 31, 2012 Europe USD ($)	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Revenues from external customers:
Revenues from external customers	331,838,948	372,661,920	351,199,883	269,251,054	409,867,833	427,274,276	380,237,779	196,909,519	$ 210,537	1,324,952	1,414,289	967,074		$ 17,216	108,347	125,221	48,183	$ 9,520	59,910	44,768	28,607	$ 183,801	1,156,695	1,244,300	890,284
Property, Plant, and Equipment by area:
Property, Plant, and Equipment by area	259,972				233,777				41,361	259,972	233,777	212,839		2,401	15,092	15,920	17,342					38,960	244,880	217,857	195,497
Net Assets
Total shareholders' equity	1,212,189				1,139,789				$ 192,859	1,212,189	1,139,789	1,003,294	928,054	$ 6,855	43,089	34,529	22,354					$ 186,004	1,169,100	1,105,260	980,940